Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss		$ (194,587)	[1]	$ 20,668	$ (73,090)
Net loss		(183,323)		33,679	(63,919)
Income (loss) from discontinued operations, net of tax		(17,114)		106,926	(53,194)
Income (loss) from continuing operations		(166,209)	[1]	(73,247)	(10,725)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation, Depletion and Amortization		116,961		111,072	91,707
Amortization of acquired intangible assets		18,948		18,310	19,116
Stock-based compensation		115,123		138,748	111,850
Restructuring Costs and Asset Impairment Charges		328		7,214	0
Gain (Loss) on Disposition of Business		(11,399)		(13,710)	0
Deferred income taxes		(10,448)		(11,042)	(8,400)
Loss on equity method investments		0		0	459
(Gain) loss, net from changes in fair value of contingent consideration		4,092	[2]	240	(2,444)	[2]
Gain (Loss) on Investments		48,141		2,943	0
Impairment of investments		0		0	2,036
Amortization of Debt Discount (Premium)		7,376		0	0
Change in assets and liabilities, net of acquisitions:
Restricted cash		(1,317)		4,556	7,180
Accounts receivable		(16,584)		5,989	76
Prepaid expenses and other current assets		35,043		41,630	16,859
Accounts payable		5,121		7,898	(11,153)
Accrued merchant and supplier payables		26,729		40,232	55,296
Accrued expenses and other current liabilities		(32,124)		54,019	1,573
Other, net		(10,853)		(18,439)	32,684
Net Cash Provided by (Used in) Operating Activities, Continuing Operations		128,928		316,413	306,114
Cash Provided by (Used in) Operating Activities, Discontinued Operations		(11,823)		(53,914)	(1,310)
Net cash provided by operating activities		117,105		262,499	304,804
Investing activities
Purchases of property and equipment and capitalized software		(68,287)		(81,946)	(81,293)
Cash Divested from Deconsolidation		(1,128)		(1,404)	0
Acquisitions of businesses, net of acquired cash		14,539		(69,888)	(59,735)
Purchases of investments		0		(25,289)	(6,726)
Proceeds from Sale of Investment Projects		1,685		6,010	0
Purchases of intangible assets		(2,395)		(2,691)	(1,547)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations		(55,586)		(175,208)	(149,301)
Cash Provided by (Used in) Investing Activities, Discontinued Operations		(1,900)		242,428	(80,155)
Net cash used in investing activities		(57,486)		67,220	(229,456)
Financing activities
Proceeds from Lines of Credit		0		195,000	0
Repayments of Lines of Credit		0		(195,000)	0
Proceeds from Convertible Debt		250,000		0	0
Debt issuance costs		(8,147)		0	(1,029)
Payments for Hedge, Financing Activities		(59,163)		0	0
Proceeds from Issuance of Warrants		35,495		0	0
Payments for purchases of treasury stock		(165,357)		(442,767)	(153,253)
Taxes paid related to net share settlements of stock-based compensation awards		(29,777)		(40,101)	(43,618)
Common stock issuance costs in connection with acquisition of business		0		0	(158)
Settlements of purchase price obligations related to acquisitions		0		0	(3,136)
Proceeds from stock option exercises and employee stock purchase plan		4,978		5,808	6,514
Partnership distribution payments to noncontrolling interest holders		(11,811)		(13,940)	(8,034)
Payment of Contingent Consideration		(285)		(382)	0
Payments of capital lease obligations		(30,598)		(24,403)	(7,422)
Net cash (used in) provided by financing activities		(14,665)		(515,785)	(210,136)
Effect of exchange rate changes on cash and cash equivalents		(6,470)		(32,485)	(33,771)
Cash and Cash Equivalents, Period Increase (Decrease), including cash classified within current assets held for sale		38,484		(218,551)	(168,559)
Net Cash Provided by (Used in) Discontinued Operations		(186)		(59,996)	41,018
Net (decrease) increase in cash and cash equivalents		38,670		(158,555)	(209,577)
Cash and cash equivalents, beginning of period		824,307		982,862	1,192,439
Cash and cash equivalents, end of period		862,977		824,307	982,862
Supplemental Cash Flow Information [Abstract]
Income Taxes Paid		(7,208)		(5,461)	(21,411)
Non-cash investing and financing activities
Contingent consideration liabilities incurred in connection with acquisitions		21,611		44,539	36,574
Payments for Tenant Improvements		4,990		6,711	0
Issuance of common stock in connection with acquisition of business					173,815
Treasury Stock, Liability for Purchases		1,207		4,181	374
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances		0		9,605	4,388
Accounts payable and accrued expenses related to purchases of property and equipment and capitalized software		526		526	1,598
Noncash or Part Noncash Acquisition, Investments Acquired				0	0
Monster LP [Member]
Non-cash investing and financing activities
Noncash or Part Noncash Acquisition, Investments Acquired		0		122,075	0
GroupMax [Member]
Non-cash investing and financing activities
Noncash or Part Noncash Acquisition, Investments Acquired		0		16,400	0
Discontinued Operations [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of acquired intangible assets		0		7,900	28,000
Stock-based compensation		3,100		8,700	10,100
Supplemental Cash Flow Information [Abstract]
Income Taxes Paid		(2,953)		(15,735)	(2,595)
Non-cash investing and financing activities
Issuance of common stock in connection with acquisition of business		0		0	162,862
Accounts payable and accrued expenses related to purchases of property and equipment and capitalized software		12		31	60
Continuing Operations [Member]
Operating activities
Net loss	[1]	(177,473)
Non-cash investing and financing activities
Issuance of common stock in connection with acquisition of business		0		0	11,110
Accounts payable and accrued expenses related to purchases of property and equipment and capitalized software		3,855		$ 2,426	$ 1,863
Investment Type [Member]
Non-cash investing and financing activities
Noncash or Part Noncash Acquisition, Investments Acquired		$ 13,507

[1]	(2)The shares of Class A and Class B common stock had equal dividend rights and converted into shares of common stock on a one-for-one basis on October 31, 2016. This full year column reflects the weighted-average Class A and Class B common shares outstanding for the period from January 1, 2016 through the October 31, 2016 conversion date and the weighted average common shares outstanding for the period from November 1, 2016 through December 31, 2016 in the denominator of the basic and diluted loss per share calculations for the year ended December 31, 2016.
[2]	Changes in the fair value of contingent consideration liabilities are classified within "Acquisition-related expense (benefit), net" on the consolidated statements of operations.